CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Products	$ 569,179	$ 39,391
Services	9,460,400	11,054,799
Total Revenues	10,029,579	11,094,170
Cost Of Sales:
Total Costs Of Sales	7,802,175	7,193,493
Gross Profit	2,227,404	3,900,677
Operating Expenses:
Sales And Marketing	20,281	55,776
Professional	1,493,467	2,077,770
Payroll And Related	2,624,667	2,502,461
General And Administrative	2,362,560	1,980,371
Research And Development	0	1,000,000
Impairment Of Goodwill And Long-lived Assets	993,942	2,702,996
Depreciation	682,111	1,054,702
Amortization	728,192	730,940
Total Operating Expenses	8,905,220	12,105,016
Loss From Operations	(6,677,816)	(8,204,339)
Other Income (expense)
Derivative Gain (expense)	(3,536,901)	1,140,323
Gain On Debt Extinguishment	8,470,939	1,252,131
Gain (loss) On Debt Conversions	0	(775,650)
Interest Expense	(2,637,132)	(1,531,733)
Other Gains, Net	285,403	0
Total Other Income (expense)	2,582,309	85,071
Net Loss Before Income Taxes	(4,095,507)	(8,119,268)
Income Taxes	0	0
Net Loss Before Non-controlling Interests	(4,095,507)	(8,119,268)
Net Loss Attributable To Non-controlling Interests	76,614	47,417
Net Loss Attributable To Tpt Global Tech, Inc. Shareholders	$ (4,018,893)	$ (8,071,851)
Loss Per Common Shares-basic And Diluted	$ (0.00)	$ (0.01)
Weighted-average Common Shares Outstanding-basic And Diluted	889,406,311	740,163,898